Restructuring and Asset Impairments - Narrative (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Asset Impairment expense					$ 9.0	$ 1.1	$ 0.0
Restructuring Charges	$ 0.3	$ (0.2)	$ 1.6	$ 0.5	4.6	$ 2.6	$ 2.9
Other income (expense) - net
Restructuring Cost and Reserve [Line Items]
Asset Impairment expense					9.0
Restructuring Charges					$ 4.6